Earnings per share (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share (Textual)
Shares purchasable from dilutive options/Warrants	3,660,000	351,934
Weighted average shares issued for dilutive options to purchase shares	2,533	351,934
Potentially dilutive options	1,125,000	1,125,000
Potentially dilutive warrants	2,111,235	1,759,301
Potentially dilutive preferred shares	9,375,000